Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for first Principal Executive Officer (“PEO”)	Summary Compensation Table Total for Principal Executive Officer ("PEO")	Compensation Actually Paid to PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net Income (Loss) (thousands)
(a)		(b)		(c)	(d)	(e)	(f)	(g)
2024	$—	$954,883	$—	$948,827	$604,120	$608,905	$(30)	$3,595
2023	$546,154	$805,247	$546,154	$710,294	$530,149	$474,985	$(85)	$(12,514)
2022	$381,852	$714,182	$335,670	$562,515	$353,765	$242,504	$(94)	$(13,584)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Strem, our President and Chief Executive Officer from July 24, 2021 to present (shown as PEO), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table”.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Strem (shown as PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Strem during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Strem’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Exclusion of Equity Awards Reported in Summary Compensation Table (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2024	$954,883	$(193,644)	$187,588	$948,827
2023	$805,247	$(216,347)	$121,394	$710,294
2022	$714,182	$(249,250)	$97,583	$562,515

(a)The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	$139,101	$27,244	$—	$21,243	$—	$—	$187,588
2023	$81,000	$10,484	$27,000	$2,910	$—	$—	$121,394
2022	$94,383	$1,697	$—	$1,503	$—	$—	$97,583

(3)The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 604,120	$ 530,149	$ 353,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 608,905	474,985	242,504
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding the PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding the PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Reported Value of Equity Awards Reported in the Summary Compensation Table for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$604,120	$(92,767)	$97,551	$608,905
2023	$530,149	$(129,634)	$74,470	$474,985
2022	$353,765	$(111,294)	$33	$242,504

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	$66,637	$17,699	$—	$13,215	$—	$—	$97,551
2023	$49,950	$5,881	$16,650	$1,989	$—	$—	$74,470
2022	$24,498	$(10,979)	$—	$(13,486)	$—	$—	$33

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As shown in the following graph, the compensation actually paid to the PEOs and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding the PEOs) during the periods presented do not have significant correlation given that a significant portion of their compensation is in the form of long-term equity awards. However, equity awards values are significantly impacted by changes in our stock price each period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
	Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) was approximately $(13.6) million in 2022, $(12.5) million in 2023, and $3.6 million in 2024.
Total Shareholder Return Amount	$ (30)	(85)	(94)
Net Income (Loss)	$ 3,595	(12,514)	(13,584)
Additional 402(v) Disclosure	Cumulative TSR reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022, 2023 or 2024.

(6)The dollar amounts reported in column (g) represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	546,154	381,852
PEO Actually Paid Compensation Amount	0	546,154	335,670
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	954,883	805,247	714,182
PEO Actually Paid Compensation Amount	948,827	710,294	562,515
PEO | Second PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,588	121,394	97,583
PEO | Second PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,644)	(216,347)	(249,250)
PEO | Second PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,101	81,000	94,383
PEO | Second PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,244	10,484	1,697
PEO | Second PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,000	0
PEO | Second PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,243	2,910	1,503
PEO | Second PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Second PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,551	74,470	33
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,767)	(129,634)	(111,294)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,637	49,950	24,498
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,699	5,881	(10,979)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	16,650	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,215	1,989	(13,486)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
Second PEO [Member]
Pay vs Performance Disclosure
PEO Name	Dr. Strem